14. FINANCIAL INSTRUMENTS (Details 17) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	R$ 42,940,059
2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	10,647,364
2022 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	14,817,896
From two to five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	4,899,420
Over five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	12,575,379
Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	35,370,611
Borrowings and financing [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	4,155,483
Borrowings and financing [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	14,146,118
Borrowings and financing [member] | From two to five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	4,671,511
Borrowings and financing [member] | Over five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	12,397,499
Leases [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	530,131
Leases [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	93,626
Leases [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	143,227
Leases [member] | From two to five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	115,398
Leases [member] | Over five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	177,880
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	5,363,066
Trade payables [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	4,819,539
Trade payables [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	528,551
Trade payables [member] | From two to five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	14,976
Trade payables [member] | Over five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities
Trade payables - drawee risk [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	623,861
Trade payables - drawee risk [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	623,861
Trade payables - drawee risk [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities
Trade payables - drawee risk [member] | From two to five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities
Trade payables - drawee risk [member] | Over five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities
Dividends and interest on equity/ capital [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	946,133
Dividends and interest on equity/ capital [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	946,133
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	106,257
Derivative financial instruments [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	8,722
Derivative financial instruments [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities
Derivative financial instruments [member] | From two to five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities	97,535
Derivative financial instruments [member] | Over five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual maturities